Right-of-use assets and lease liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use assets operating lease category [Line Items]
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities
Finance lease, liability	€ 16.5	€ 16.9
Lease liability, decrease	54.6
Properties
Right-of-use assets operating lease category [Line Items]
Finance lease asset	€ 32.0	€ 32.0